EARNINGS (LOSSES) PER SHARE	12 Months Ended
Dec. 31, 2022
EARNINGS (LOSSES) PER SHARE
LOSSES PER SHARE

14.EARNINGS (LOSSES) PER SHARE

The following table sets forth the computation of basic and diluted earnings (losses) per share for the years indicated:

	Years Ended December 31,
	2020	2021	2022
Net loss attributable to ordinary shareholders — basic	(2,192)	(465)	(1,821)
Net loss attributable to ordinary shareholders — diluted	(2,192)	(465)	(1,821)
Weighted average ordinary shares outstanding — basic	2,927,398,409	3,114,124,244	3,111,196,757
Incremental weighted-average ordinary shares from assumed exercise of share options and nonvested restricted stocks using the treasury stock method	—	—	—
Dilutive effect of convertible senior notes	—	—	—
Weighted average ordinary shares outstanding — diluted	2,927,398,409	3,114,124,244	3,111,196,757
Basic earnings (losses) per share	(0.75)	(0.15)	(0.59)
Diluted earnings (losses) per share	(0.75)	(0.15)	(0.59)

For the years ended December 31, 2020, 2021 and 2022, the Group had securities which could potentially dilute basic earnings per share in the future, but which were excluded from the computation of diluted earnings per share as their effects would have been anti-dilutive. Such outstanding securities consist of the following at non-weighted basis:

	As of December 31,
	2020	2021	2022
Outstanding employee options and nonvested restricted stocks	70,954,080	53,696,490	76,939,150
Shares of convertible senior notes	226,827,410	226,827,410	120,601,000
Total	297,781,490	280,523,900	197,540,150

In accordance with ASC Topic 470-20, although legally issued, the loaned ADSs are not considered outstanding, and then excluded from basic and diluted earnings per share unless default of the ADS lending arrangement occurs, at which time the Loaned ADSs would be included in the basic and diluted earnings per share calculation.

The loaned shares under the ADS lending agreement are excluded from both the basic and diluted earnings (losses) per share calculation for the years ended December 31, 2020, 2021 and 2022.